FINANCIAL INSTRUMENTS - Commodity Price Risk Derivative Contracts (Details)	Dec. 31, 2021 oz $ / oz $ / bbl
Gold price contracts | 2022 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/Ounce) | $ / bbl	1,700
Gold price contracts | 2022 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/Ounce) | $ / bbl	3,000
Gold price contracts | 2023 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/Ounce) | $ / bbl	1,700
Gold price contracts | 2023 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/Ounce) | $ / bbl	2,700
Gold price contracts | 2024 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/Ounce) | $ / bbl	1,700
Gold price contracts | 2024 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/Ounce) | $ / bbl	2,100
Commodity price risk | Brent Crude Oil Option Contracts (barrels)
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts | oz	1,218,000
Commodity price risk | Brent Crude Oil Option Contracts (barrels) | 2022
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts | oz	520,000
Commodity price risk | Brent Crude Oil Option Contracts (barrels) | 2022 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/Ounce) | $ / oz	50
Commodity price risk | Brent Crude Oil Option Contracts (barrels) | 2022 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/Ounce) | $ / oz	65
Commodity price risk | Brent Crude Oil Option Contracts (barrels) | 2023
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts | oz	428,000
Commodity price risk | Brent Crude Oil Option Contracts (barrels) | 2023 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/Ounce) | $ / oz	41
Commodity price risk | Brent Crude Oil Option Contracts (barrels) | 2023 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/Ounce) | $ / oz	65
Commodity price risk | Brent Crude Oil Option Contracts (barrels) | 2024
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts | oz	270,000
Commodity price risk | Brent Crude Oil Option Contracts (barrels) | 2024 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/Ounce) | $ / oz	41
Commodity price risk | Brent Crude Oil Option Contracts (barrels) | 2024 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/Ounce) | $ / oz	55
Commodity price risk | WTI Crude Oil Option Contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts | oz	1,316,000
Commodity price risk | WTI Crude Oil Option Contracts | 2022
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts | oz	573,000
Commodity price risk | WTI Crude Oil Option Contracts | 2022 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/Ounce) | $ / oz	38
Commodity price risk | WTI Crude Oil Option Contracts | 2022 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/Ounce) | $ / oz	62
Commodity price risk | WTI Crude Oil Option Contracts | 2023
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts | oz	473,000
Commodity price risk | WTI Crude Oil Option Contracts | 2023 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/Ounce) | $ / oz	36
Commodity price risk | WTI Crude Oil Option Contracts | 2023 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/Ounce) | $ / oz	60
Commodity price risk | WTI Crude Oil Option Contracts | 2024
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts | oz	270,000
Commodity price risk | WTI Crude Oil Option Contracts | 2024 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/Ounce) | $ / oz	38
Commodity price risk | WTI Crude Oil Option Contracts | 2024 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Option contracts with strike prices at (USD/Ounce) | $ / oz	50
Commodity price risk | Gold price contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts | oz	231
Commodity price risk | Gold price contracts | 2022
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts | oz	38
Commodity price risk | Gold price contracts | 2023
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts | oz	93
Commodity price risk | Gold price contracts | 2024
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts | oz	100